Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Derivative Financial Instruments [Abstract]
Balance
Inception of derivative financial instruments	90,350
Change in fair value of derivative financial instruments	(8,644)
Conversion or extinguishment of derivative financial instruments	(57,860)
Balance	$ 23,846